SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventory (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Raw materials	$ 435,025	$ 292,167
Work in process	256,078	242,673
Finished goods	1,964,248	2,220,519
Inventory	$ 2,655,352	$ 2,755,358